AVAILABLE-FOR-SALE SECURITIES, AT FAIR VALUE (Details) - USD ($)		1 Months Ended			9 Months Ended		12 Months Ended
	Jan. 07, 2022	Oct. 31, 2022	Jan. 31, 2022	Nov. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Purchase of convertible promissory note	$ 250,000	$ 500,000	$ 250,000	$ 250,000	$ 350,000	$ 250,000	$ 750,000	$ 250,000
Interest rate per annum		8.00%		6.00%
Equity financing threshold		$ 5,000,000		$ 1,000,000	$ 1,000,000		$ 1,000,000